Submission	Nov. 19, 2024
Submission [Line Items]
Central Index Key	0000821189
Registrant Name	EOG Resources, Inc
Registration File Number	333-261702
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES